UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      First Long Island Investors, LLC

Address:   1 Jericho Plaza, suite 201
           Jericho, New York 11753


Form 13F File Number: 028-13892


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bruce A. Siegel
Title:  Executive Vice President and General Counsel
Phone:  (516) 935-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Bruce A. Siegel                Jericho, New York                  2/11/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              48

Form 13F Information Table Value Total:  $      241,581
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M COMPANY                     COM            88579y101     3814    41080 SH       SOLE                 41080      0    0
ACCENTURE PLC                  COM            G1151C101     4738    71247 SH       SOLE                 71247      0    0
AMAZON COM INC                 COM            023135106     2308     9200 SH       SOLE                  9200      0    0
AMERICAN TOWER REIT COM        COM            03027x100     7590    98232 SH       SOLE                 98232      0    0
AMERIPRISE FINL INC COM        COM            03076c106     3815    60910 SH       SOLE                 60910      0    0
AMPHENOL CORP CLASS A          COM            032095101     2937    45400 SH       SOLE                 45400      0    0
APPLE INC                      COM            037833100     9106    17111 SH       SOLE                 17111      0    0
AT&T INC                       COM            00206R102     3742   110992 SH       SOLE                110992      0    0
AUTOMATIC DATA PROCESSING INC. COM            053015103     3740    65692 SH       SOLE                 65692      0    0
BERKSHIRE HATHAWAY INC CL B    COM            084670702     3484    38840 SH       SOLE                 38840      0    0
BLACKROCK INC COM              COM            09247X101     4172    20185 SH       SOLE                 20185      0    0
CELGENE CORP                   COM            151020104    10049   128062 SH       SOLE                128062      0    0
CHEVRON CORP                   COM            166764100     7316    67652 SH       SOLE                 67652      0    0
COACH INC COM                  COM            189754104     5575   100430 SH       SOLE                100430      0    0
COCA-COLA CO                   COM            191216100     3645   100546 SH       SOLE                100546      0    0
COGNIZANT TECH SOLUTIONS CL A  COM            192446102     7454   100895 SH       SOLE                100895      0    0
COMCAST CORP CL A              COM            20030N101     2589    69300 SH       SOLE                 69300      0    0
EMERSON ELECTRIC CO            COM            291011104     3851    72715 SH       SOLE                 72715      0    0
EXPRESS SCRIPTS HLDG CO        COM            30219g108     8355   154721 SH       SOLE                154721      0    0
GENERAL ELECTRIC CO            COM            369604103     3857   183732 SH       SOLE                183732      0    0
GENERAL MILLS INC              COM            370334104     3841    95020 SH       SOLE                 95020      0    0
GENUINE PARTS CO               COM            372460105     3814    59980 SH       SOLE                 59980      0    0
GLAXOSMITHKLINE PLC SP ADR     COM            37733W105     3521    80995 SH       SOLE                 80995      0    0
GOLDMAN SACHS GROUP INC        COM            38141G104     2283    17900 SH       SOLE                 17900      0    0
GOOGLE INC                     COM            38259P508     9712    13729 SH       SOLE                 13729      0    0
H J HEINZ CO                   COM            423074103     3748    64985 SH       SOLE                 64985      0    0
INTEL CORP                     COM            458140100     3059   148360 SH       SOLE                148360      0    0
INTUITIVE SURGICAL INC         COM            46120E602     6670    13602 SH       SOLE                 13602      0    0
JOHNSON & JOHNSON              COM            478160104     3836    54720 SH       SOLE                 54720      0    0
KIMBERLY CLARK CORP            COM            494368103     3995    47318 SH       SOLE                 47318      0    0
LAS VEGAS SANDS CORP           COM            517834107     5748   124525 SH       SOLE                124525      0    0
MASTERCARD INC                 COM            57636Q104     2948     6000 SH       SOLE                  6000      0    0
MCDONALDS CORP                 COM            580135101     8394    95164 SH       SOLE                 95164      0    0
MICROSOFT CORP                 COM            594918104     3325   124495 SH       SOLE                124495      0    0
OCCIDENTAL PETROLEUM CORP-DEL  COM            674599105     3494    45610 SH       SOLE                 45610      0    0
PEPSICO INC                    COM            713448108     3813    55725 SH       SOLE                 55725      0    0
PFIZER INC                     COM            717081103     4072   162380 SH       SOLE                162380      0    0
PHILIP MORRIS INTL INC         COM            718172109    10376   124050 SH       SOLE                124050      0    0
PRAXAIR INC                    COM            74005P104     2003    18300 SH       SOLE                 18300      0    0
PROCTER & GAMBLE CO            COM            742718109     3823    56308 SH       SOLE                 56308      0    0
QUALCOMM INC                   COM            747525103     9299   150320 SH       SOLE                150320      0    0
SCHLUMBERGER LTD               COM            806857108     6267    90440 SH       SOLE                 90440      0    0
SOUTHERN CO                    COM            842587107     3493    81602 SH       SOLE                 81602      0    0
UNILEVER PLC SPONS ADR NEW     COM            904767704     3993   103115 SH       SOLE                103115      0    0
UNITED PARCEL SERVICE CL B     COM            911312106     3597    48785 SH       SOLE                 48785      0    0
UNITED TECHNOLOGIES CORP       COM            913017109     5080    61938 SH       SOLE                 61938      0    0
VISA INC COM CL A              COM            92826C839     9163    60450 SH       SOLE                 60450      0    0
YUM BRANDS INC                 COM            988498101     6077    91528 SH       SOLE                 91528      0    0


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